Consolidated Statements of Equity (FY) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2014	$ 3,250	$ 26,160	$ (29,410)	$ (14,196)	$ (14,196)
Balance (in shares) at Dec. 31, 2014	3,250,000	26,160,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	$ 0	$ 0	0	22,036	22,036
Distributions	0	0	0	(20,004)	(20,004)
Balance at Dec. 31, 2015	$ 3,250	$ 26,160	(29,410)	(12,164)	$ (12,164)
Balance (in shares) at Dec. 31, 2015	3,250,000	26,160,000			38,000,663
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	$ 0	$ 0	0	12,664	$ 12,664
Distributions	0	0	0	(18,300)	(18,300)
Balance at Dec. 31, 2016	$ 3,250	$ 26,160	(29,410)	(17,800)	$ (17,800)
Balance (in shares) at Dec. 31, 2016	3,250,000	26,160,000			38,000,663
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income					$ (340,735)
Shares acquired in connection with Merger Agreement (in shares)	0	58,090,663
Shares acquired in connection with Merger Agreement	$ 0	$ 58,090	(58,090)	0	0
Retirement of shares to complete Merger Agreement (in shares)	0	(46,250,000)
Retirement of shares to complete Merger Agreement	$ 0	$ (46,250)	46,250	0	0
Shares acquired in connection with Merger Agreement	0	0	850,000	0	850,000
Distributions	0	0	0	(600,000)	(600,000)
Stock subscriptions	$ 3,750	$ 0	201,250	0	205,000
Stock subscriptions (in shares)	3,750,000	0
Balance at Jun. 30, 2017	$ 7,000	$ 38,000	1,010,000	(958,535)	$ 96,465
Balance (in shares) at Jun. 30, 2017	7,000,000	38,000,663			38,000,663
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	$ 0	$ 0	0	(1,310,941)	$ (1,310,941)
Stock subscriptions	$ 0	$ 620	119,380	0	$ 120,000
Stock subscriptions (in shares)	0	620,000			620,000
Balance at Mar. 31, 2018	$ 6,910	$ 40,205	$ 1,649,868	$ (2,269,476)	$ (572,493)
Balance (in shares) at Mar. 31, 2018	6,910,000	40,205,663			40,205,663